Financial liabilities on funding arrangements	12 Months Ended
Jan. 31, 2018
Financial liabilities at amortised cost [Abstract]
Financial liabilities on funding arrangements
Financial liabilities on funding arrangements
The Group has entered into charitable funding arrangements with the Wellcome Trust and the US not for profit organizations, the Muscular Dystrophy Association (‘MDA’) and Duchenne Partners Fund (‘DPF’). In exchange for the funding provided, these arrangements require the Group to pay royalties on potential future revenues generated from the CDI and DMD programs respectively. Under IFRS, when such arrangements also give the counterparties rights over unexploited intellectual property, this results in a financial liability, recognized in the Statement of Financial Position. The estimated financial liability is initially recognized at fair value using a discounted cash flow model with the difference between the fair value of the liability and the cash received considered to represent a charitable grant.
The financial liabilities are subsequently measured at amortized cost using discounted cash flow models which calculate the risk adjusted net present values of estimated potential future cash flows for the respective projects related to the Wellcome Trust and MDA and DPF agreements. The financial liabilities are re-measured when there is a specific significant event that provides evidence of a significant change in the probability of successful development such as the completion of a phase of research or public reporting of significant interim data and changes in use or market for a product. The models will be updated for changes in the clinical probability of success and other associated assumptions with the discount factor to remain unchanged within the model. Discount factors have been calculated using appropriate measures and rates which could have been obtained in the period that the funding agreements were entered into and are in the range of 16% to 18%.
In October 2017, the Company and the Wellcome Trust entered into an equity and revenue sharing agreement (‘RS Agreement’). This was a follow-on to Summit’s October 2012 Translational Award funding agreement with the Wellcome Trust ('TA Agreement'), which provided funding for the now completed Phase 1 and Phase 2 clinical trials for ridinilazole. The commercial terms in the RS Agreement replaced those detailed in the TA Agreement. Under the RS Agreement, the Wellcome Trust also agreed to terminate all of its rights under the TA Agreement pertaining to the exploitation of intellectual property related to the CDI program, meaning the arrangement no longer meets the definition of a financial liability under IFRS. Therefore, the portion of the financial liability on the Group’s Statement of Financial Position related to the Wellcome Trust funding has been derecognized in full as a credit to the Statement of Comprehensive Income, with £0.9 million classified as Other income and £3.1 million classified as Finance income. The portion of the derecognized financial liability presented as Other income represents the component of the funding received from the Wellcome Trust not previously credited to the Statement of Comprehensive Income upon initial recognition of the financial liability. The portion of the derecognized financial liability presented as Finance income relates to previous re-measurements and discounts associated with the financial liability which were recognized as finance costs.
The value of the estimated financial liabilities for funding arrangements as of January 31, 2018 amounted to £3.1 million (January 31, 2017: £5.9 million) relating to the charitable funding arrangements with MDA and DPF. Since initial recognition, the remaining estimated financial liabilities were re-measured following significant successful events in the DMD and CDI clinical programs. The financial liabilities were re-measured in the year ended January 31, 2018 following positive interim 24-week data in the Phase 2 clinical trial of ezutormid for DMD which increased the probability of success.

18. Financial liabilities on funding arrangements (continued)

	January 31, 2018	January 31, 2017
	£000	£000
At February 1	5,919	5,034
Unwinding of discount factor	754	862
Derecognition of financial liabilities – Finance income	(3,085)	—
Re-measurement of financial liabilities on funding arrangements	410	—
Net finance income / (costs) on funding arrangements accounting for as financial liabilities	(1,921)	862
Derecognition of financial liabilities – Other operating income	(908)	—
Cash received from funding arrangements accounted for as financial liabilities	—	23
At January 31	3,090	5,919

Changing one or more assumptions to reasonable possible alternative assumptions would not materially change the fair value. The table below describes the value of the liability as at January 31, 2018 of £3.1 million compared to what the total value would be following the presented variations to the underlying assumptions in the model:

January 31, 2018
£000
Estimated financial liabilities on funding arrangements	3,090
1% lower discount rate	3,354
1% higher discount rate	2,850
10% lower revenue assumptions	2,818
10% higher revenue assumptions	3,362
10% lower probability of success	1,005
10% higher probability of success	5,123

Summary of milestone payments and royalty arrangements contained in the funding arrangements
US Not for Profit Organizations
Muscular Dystrophy Association
The Group has agreed to pay the Muscular Dystrophy Association (‘MDA’) a specified lump sum amount, less the previously paid MDA cash infusion milestone payment, following the regulatory approval of any project product for use in the United States or European Union in the treatment of DMD or Becker muscular dystrophy (‘BMD’) and an additional specified sum upon achievement of a commercial milestone. The Group would be obligated to pay MDA a low single-digit percentage royalty of worldwide net sales by the Group, its affiliates or licensees of any project product.
Duchenne Partners Fund Inc.
The Group has agreed to pay Duchenne Partners Fund Inc., (‘DPF’) a specified lump sum amount, less the previously paid DPF cash infusion milestone payment, following the regulatory approval of any project product for use in the United States or European Union in the treatment of DMD or BMD and an additional specified sum upon achievement of a commercial milestone. The Group would be obligated to pay DPF a low single-digit percentage royalty of worldwide net sales by the Group, its affiliates or licensees of any project product.
The total amount payable with respect to regulatory milestones under the two agreements with the US not for profit organizations would be $2.5 million if the Group meets all regulatory milestones.